Farmers ® Variable Universal Life I
2003 Annual Report.
Includes annual reports for: Franklin Templeton Variable Insurance Products Trust Janus Aspen Series PIMCO Variable Insurance Trust Scudder Variable Series I Scudder Variable Series II
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LOGO: FARMERS INSURANCE GROUP/FARMERS FINANCIAL SERVICES

Farmers Variable Universal Life I is marketed exclusively by agents affiliated with

Farmers Insurance Group;

distributed by Investors Brokerage Services, Inc.; and

underwritten by Kemper Investors Life Insurance Company,

Schaumburg, IL 60196-6801

Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.

Postage Paid Stamp Kemper Investors Life Insurance Company Administrative Office: 1600 McConnor Parkway Schaumburg, IL 60196-68011
FFS-2-VUL-AR (02/04)